Activities of Orange Bank - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Non-current	€ 1,617	€ 1,464	€ 1,523
Non-current financial assets	2,282	2,247	2,359
Non-current derivatives, assets	263	213	915
Current financial assets related to banking activities	3,075	3,275	3,336
Current financial assets	2,748	2,686	1,617
Current derivatives, assets	139	34	57
Cash and cash equivalents	5,634	5,810	6,355	€ 4,469
Non-current liabilities related to Orange Bank activities	0	0	1
Non current debt related to banking activities	0
Non-current financial liabilities	26,749	26,293	28,908
Non-current derivatives liabilities	775	1,002	578
Current liabilities related to Orange Bank activities	4,835	4,941	4,507
Current financial liabilities	7,270	6,030	4,616
Current derivatives liabilities	133	34	50
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	2,309
Non-current derivatives, assets	263
Current financial assets	2,748
Current derivatives, assets	122
Cash and cash equivalents	5,081	5,333	6,267	€ 4,469
Non-current financial liabilities	26,749
Non-current derivatives liabilities	712
Current financial liabilities	7,270
Current derivatives liabilities	133
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current	1,617	1,464	1,523
Current financial assets related to banking activities	3,075	3,275	3,336
Current derivatives, assets	17
Cash and cash equivalents	553	477	88
Non-current liabilities related to Orange Bank activities	27
Non current debt related to banking activities	27
Non-current derivatives liabilities	63
Current liabilities related to Orange Bank activities	4,835	€ 4,941	€ 4,507
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Non-current liabilities related to Orange Bank activities	(27)
Non current debt related to banking activities	(27)
Non-current financial liabilities	€ (27)